Supplement to the
Fidelity® Blue Chip Growth Fund, Fidelity® Dividend Growth Fund, Fidelity® Growth & Income Portfolio, Fidelity® Leveraged Company Stock Fund, Fidelity® Low-Priced Stock Fund, Fidelity® OTC Portfolio and Fidelity® Value Discovery Fund
Class K
September 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity® Leveraged Company Stock Fund found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Notkin as of September 30, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$21,564	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Leveraged Company Stock Fund ($3,314 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of September 30, 2016, the dollar range of shares of Fidelity® Leveraged Company Stock Fund beneficially owned by Mr. Notkin was none.

K-COM7B-16-02 1.881213.112	November 7, 2016

Supplement to the
Fidelity® Dividend Growth Fund, Fidelity® Growth & Income Portfolio, Fidelity® Leveraged Company Stock Fund, Fidelity® Low-Priced Stock Fund, Fidelity® OTC Portfolio, Fidelity® Real Estate Income Fund and Fidelity® Value Discovery Fund
September 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity® Leveraged Company Stock Fund found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Notkin as of September 30, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$21,564	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Leveraged Company Stock Fund ($3,314 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of September 30, 2016, the dollar range of shares of Fidelity® Leveraged Company Stock Fund beneficially owned by Mr. Notkin was none.

PSTSB-16-02 1.798487.123	November 7, 2016